Other receivables (Details) - DKK DKK in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other receivables
VAT	DKK 3,378	DKK 4,464
Other	1,601	915
Total other receivables	DKK 4,979	DKK 5,379